Allowance for Probable Loan Losses (By Loan Class) (Details) $ in Thousands	3 Months Ended		12 Months Ended
	Sep. 30, 2016 USD ($)	Mar. 31, 2016 USD ($)	Dec. 31, 2017 USD ($) item	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Allowance for probable loan losses
Balance at the beginning of the period		$ 66,988	$ 64,661	$ 66,988	$ 64,828
Losses charged to allowance			(13,098)	(35,901)	(27,125)
Recoveries credited to allowance			4,903	13,715	4,880
Net losses charged to allowance			(8,195)	(22,186)	(22,245)
Provision (credit) charged to operations			11,221	19,859	24,405
Balance at the end of the period			$ 67,687	64,661	66,988
Period of time for determining the historical charge-off experience			3 years
Number of large recoveries | item			2
Watch - List Impaired
Allowance for probable loan losses
Losses charged to allowance			$ (19,400)
Commercial
Allowance for probable loan losses
Balance at the beginning of the period		21,431	25,649	21,431	22,352
Losses charged to allowance			(12,094)	(32,959)	(24,802)
Recoveries credited to allowance		4,400	4,020	7,110	3,135
Net losses charged to allowance			(8,074)	(25,849)	(21,667)
Provision (credit) charged to operations			10,330	30,067	20,746
Balance at the end of the period			27,905	25,649	21,431
Commercial | Transportation Equipment
Allowance for probable loan losses
Losses charged to allowance					(13,500)
Commercial Real Estate: Other Construction and Land Development
Allowance for probable loan losses
Balance at the beginning of the period		13,920	13,889	13,920	12,955
Losses charged to allowance			(213)	(16)	(695)
Recoveries credited to allowance	$ 6,000		21	6,099	141
Net losses charged to allowance			(192)	6,083	(554)
Provision (credit) charged to operations			(2,022)	(6,114)	1,519
Balance at the end of the period			11,675	13,889	13,920
Commercial Real Estate: Farmland & Commercial
Allowance for probable loan losses
Balance at the beginning of the period		19,769	16,731	19,769	18,683
Losses charged to allowance			(40)	(1,890)	(492)
Recoveries credited to allowance			527	119	963
Net losses charged to allowance			487	(1,771)	471
Provision (credit) charged to operations			(555)	(1,267)	615
Balance at the end of the period			16,663	16,731	19,769
Commercial Real Estate: Multifamily
Allowance for probable loan losses
Balance at the beginning of the period		1,248	806	1,248	846
Losses charged to allowance				(180)
Net losses charged to allowance				(180)
Provision (credit) charged to operations			303	(262)	402
Balance at the end of the period			1,109	806	1,248
Residential First Lien
Allowance for probable loan losses
Balance at the beginning of the period		3,509	2,455	3,509	3,589
Losses charged to allowance			(101)	(70)	(157)
Recoveries credited to allowance			11	21	30
Net losses charged to allowance			(90)	(49)	(127)
Provision (credit) charged to operations			585	(1,005)	47
Balance at the end of the period			2,950	2,455	3,509
Residential Junior Lien
Allowance for probable loan losses
Balance at the beginning of the period		5,321	3,716	5,321	4,683
Losses charged to allowance			(340)	(331)	(275)
Recoveries credited to allowance			258	278	431
Net losses charged to allowance			(82)	(53)	156
Provision (credit) charged to operations			2,469	(1,552)	482
Balance at the end of the period			6,103	3,716	5,321
Consumer
Allowance for probable loan losses
Balance at the beginning of the period		638	531	638	660
Losses charged to allowance			(309)	(414)	(704)
Recoveries credited to allowance			45	69	170
Net losses charged to allowance			(264)	(345)	(534)
Provision (credit) charged to operations			173	238	512
Balance at the end of the period			440	531	638
Foreign
Allowance for probable loan losses
Balance at the beginning of the period		$ 1,152	884	1,152	1,060
Losses charged to allowance			(1)	(41)
Recoveries credited to allowance			21	19	10
Net losses charged to allowance			20	(22)	10
Provision (credit) charged to operations			(62)	(246)	82
Balance at the end of the period			$ 842	$ 884	$ 1,152